Lease agreements - Lease liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease agreements
Lease liabilities - in the opening balance	€ 8,065	€ 7,371	€ 6,932
Non-current lease liabilities	6,901	6,696	5,875
Increase with counterpart in right of use	1,915	2,158	1,582
Current lease liabilities	1,509	1,369	1,496
Impact of changes in the scope of consolidation	1	34	1
Decrease in lease liabilites following rental payments	(1,514)	(1,624)	(1,400)
Impact of changes in the assessments	(43)	74	326
Translation adjustment	(29)	47	(96)
Reclassifications and other items	16	4	26
Lease liabilities - in the closing balance	€ 8,410	€ 8,065	€ 7,371